UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  December 31, 2011

          Check here if Amendment [ ]; Amendment Number:_____________

                       This Amendment (Check only one):

                            [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:      Steven M. Fischer*
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    Address:   323 Railroad Avenue      Greenwich      CT           06830
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               (Street)                 (City)         (State)      (Zip)

    Form 13F File Number: 028-13257

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                Steven M. Fischer
         Title:               Investment Manager
         Phone:               203-661-1200

Signature, Place, and Date of Signing:

         /s/ Steven M. Fischer
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[Signature]

         Greenwich, CT
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[City, State]

         February 14, 2012
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[Date]

            * Effective January 1, 2012, each of Messrs. Thomas W. Smith, Scott
      J. Vassalluzzo and Steven M. Fischer assigned their general partnership interests in three private investment limited partnerships to Prescott General Partners LLC (CIK 0001538653). Accordingly, beginning with the period ending March 31, 2012, the Section 13(f) securities held by these limited partnerships will be included in the Form 13F filings of Prescott General Partners LLC. Because Mr. Fischer no longer exercises investment discretion over accounts holding securities listed on the Securities and Exchange Commission's Official List of Section 13(f) Securities, this is Mr. Fischer's final Form 13F filing.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number:          028-04481

         Name:                          Thomas W. Smith


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